EVERGREEN SELECT FIXED INCOME TRUST


                                        1933 Act File No. 333-36019
                                        1940 Act File No. 811-08365





                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


         Pre-Effective Amendment No.               ---              [ ]
         Post-Effective Amendment No.              4                [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.                             4                [X]


                       EVERGREEN SELECT FIXED INCOME TRUST

               (Exact Name of Registrant as Specified in Charter)

                               200 Berkeley Street
                        Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                                  (617) 210-3200
                         (Registrant's Telephone Number)

                           Michael H. Koonce, Esquire
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)




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It is proposed  that this filing will become  effective:  [x]  immediately  upon filing pursuant to paragraph (b) [ ] on(date) pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(i) [ ] on (date) pursuant to paragraph (a)(i) [ ] 75 days after filing pursuant to paragraph (a)(ii) [ ] on
(date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ]      this post-effective amendment designates a new effective
         date for a previously filed post-effective amendment
[ ]      60 days after filing pursuant to paragraph (a)(i)
[ ]      on (date) pursuant to paragraph (a)(i)



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                       EVERGREEN SELECT FIXED INCOME TRUST

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 4 to
                            REGISTRATION STATEMENT ON
                                    FORM N-1A

     This Post-Effective Amendment No. 4 to Registrant's Registration Statement No. 333-36019/811-08365 consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith:


                                  Facing Sheet

                                  Contents Page

                              Cross-Reference Sheet

                                     PART A

     Prospectuses for the Institutional shares and Institutional Service shares of Evergreen Select International Bond Fund are contained herein.

         Prospectuses for the Institutional Shares and Institutional Service Shares of Evergreen Select Limited Duration Fund, Evergreen Select Fixed Income Fund, Evergreen Select Income Plus Fund, Evergreen Select Intermediate Tax Exempt Bond Fund, Evergreen Select Core Bond Fund, and Evergreen Select Intermediate Bond Fund contained in Pre-Effective Amendment No. 1 to Registration Statement No. 333-36019/811-08365 filed on November 17, 1997 are incorporated by reference herein.

     Prospectuses for the Institutional Shares and Institutional Service Shares of Evergreen Select Adjustable Rate Fund contained in Post-Effective Amendment No. 3 to Registration Statement No. 333-36019/811-08365 filed on June 30, 1998 is incorporated by reference herein.

                                     PART B

         Statement of Additional Information for Evergreen Select International Bond Fund is contained herein.

         Statement of Additional Information for Evergreen Select Limited Duration Fund, Evergreen Select Fixed Income Fund, Evergreen Select Income Plus Fund, Evergreen Select Intermediate Tax Exempt Bond Fund, Evergreen Select Core Bond Fund, and Evergreen Select Intermediate Bond Fund contained in Pre-Effective Amendment No. 1 to Registration Statement No. 333- 36019/811-08365 filed on November 17, 1997 is incorporated by reference herein.

     Statement of Additional Information for Evergreen Select Adjustable Rate Fund contained in Post-Effective Amendment No. 3 to Registration Statement No. 333-36019/811-08365 filed on June 30, 1998 is incorporated by reference herein.

                                     PART C


                                    Exhibits

                           Number of Security Holders

                                 Indemnification

                         Business and Other Connections
                             of Investment Advisers

                              Principal Underwriter

                        Location of Accounts and Records

                                   Signatures




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                       EVERGREEN SELECT FIXED INCOME TRUST

                              CROSS REFERENCE SHEET
            Pursuant to Rule 481(a) under the Securities Act of 1933



ITEM OF PART A OF FORM N-1A                    LOCATION IN PROSPECTUS
1.         Cover Page                          Cover Page
2.         Synopsis and Fee Table              Cover Page; Expenses
3.         Condensed Financial                 Not applicable
           Information
4.         General Description of              Cover Page; Fund Description
           Registrant
5.         Management of the Fund              Fund Description
6.         Capital Stock and Other             Fund Description; Buying and
           Securities                          Selling Shares
7.         Purchase of Securities Being        Buying and Selling Shares
           Offered
8.         Redemption or Repurchase            Buying and Selling Shares
9.         Pending Legal Proceedings           Not Applicable

ITEM IN PART B OF FORM N-1A                    LOCATION IN STATEMENT OF
                                               ADDITIONAL INFORMATION

10.        Cover Page                          Cover Page
11.        Table of Contents                   Table of Contents
12.        General Information and             Not Applicable
           History
13.        Investment Objectives and           Investment Policies
           Policies
14.        Management of the Fund              Investment Advisory and
                                               Other Services
15.        Control Persons and                 Not Applicable
           Principal Holders of
           Securities
16.        Investment Advisory and             Investment Advisory and
           Other Services                      Other Services
17.        Brokerage Allocation                Brokerage Allocation and
                                               Other Practices
18.        Capital Stock and Other             Description of Shares;
           Securities                          Voting Rights; Limitation of
                                               Trustees' Liability
19.        Purchase, Redemption and            Purchase, Redemption and
           Pricing of Securities Being         Pricing of Fund Shares
           Offered
20.        Tax Status                          Additional Tax Information
21.        Underwriters                        Principal Underwriter
22.        Calculation of Performance          Calculation of Performance
           Data                                Data
23.        Financial Statements                Not applicable



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PROSPECTUS                                          July  24,

1998



EVERGREEN SELECT FIXED INCOME FUNDS

Evergreen Select International Bond Fund
(The "Fund")

INSTITUTIONAL SHARES

         This prospectus contains important information about the Institutional shares of the Evergreen Select International Bond Fund, including how the Fund invests and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.

         When you consider investing in the Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.


         By itself, no fund is a complete investment plan. When considering an investment in the Fund, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Fund. You can find information on the risks associated with investing in the Fund in the section entitled "Fund Description."

         To learn more about the Evergreen Select International Bond Fund, call 1-800-343-2898 for a free copy of the Fund's statement of additional information ("SAI") dated July 24, 1998, as supplemented from time to time. The Fund has filed the SAI with the Securities and Exchange Commission. The SAI is incorporated by reference herein (i.e., legally the SAI is part of this prospectus).


Please remember that shares of the Fund are:

o        Not deposits or obligations of any bank.
o        Not endorsed or guaranteed by any bank.
o        Not insured or otherwise protected by the Federal Deposit
         Insurance   Corporation,   the  Federal  Reserve  Board  or  any  other
         government agency.
o Subject to investment risks, including possible loss of the principal amount.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                TABLE OF CONTENTS





 EXPENSES                                                       4
 FINANCIAL HIGHLIGHTS                                           5
 FUND DESCRIPTION                                               5

           The Fund's Investment Objective                      5
                   The Fund's Investment Approach               5
           Securities and Investment Practices                  6
 BUYING AND SELLING SHARES                                      12
           How To Buy Shares                                    12
           How To Redeem Shares                                 13
           Additional Transaction Policies                      14
                   Exchanges                                    15
           Dividends                                            16
           Taxes                                                16
           Shareholder Services                                 17

 FUND DETAILS                                                   17
           Fund Organization and Service Providers              17
           Other Information and Policies                       19

                                    EXPENSES

         The table and example below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in Institutional shares of the Fund. There are no shareholder transaction expenses, which are fees paid directly from your account when you buy or sell shares of the Fund.

          Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management, distribution and other fees. The table below shows the Fund's estimated annual operating expenses for the fiscal period ending September 30, 1998, expressed as a percentage of the Fund's estimated average net assets. The examples show what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and redeem at the end of each period, and that the Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses. The Fund's actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Fund see "Fund Details."



Annual Fund Operating Expenses as a percentage of
average daily net assets)
  Management Fees (After Waivers)  (1)                  0.47%
  12b-1 Fees                                            None
  Other Expenses                                        0.37%

  Total Operating Expenses

  (After Waivers)                   (2)                 0.84%



Example of Fund Expenses                                1 Year    3 Years
                                                        $9        $27

--------

(1) The Fund's investment adviser currently limits the Fund's investment advisory fee to 0.47%. Without such waiver the Management Fee set forth above would be 0.60%. The investment adviser currently intends to continue this expense waiver through November 30, 1999. However, it may modify or cancel this limit at any time. See "Fund Details" for more information.

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(2)      The  investment  adviser of the Fund has  undertaken to limit the Total
         Operating Expenses of the Fund for a period of at least two years to 1.03% for Institutional shares. Absent expense waivers, the Total
         Operating Expenses for the Fund would be 0.97% of average daily net assets.


                              FINANCIAL HIGHLIGHTS

         As of the date of this prospectus, the Fund had not commenced operations. Therefore, no financial highlights are currently available.


                                FUND DESCRIPTION

THE FUND'S INVESTMENT OBJECTIVE


         The Fund seeks capital appreciation and current income.


         The Fund's investment objective is nonfundamental, which means that the investment objective can be changed without a shareholder vote. There can be no assurance that the Fund's investment objective will be achieved.

         The Fund has also adopted fundamental investment policies designed to limit the Fund's exposure to risk. Fundamental policies can be changed only with a shareholder vote. For more information regarding investment policies, see "The Fund's Investment Approach" and "Securities and Investment Practices" below, and the SAI.

THE FUND'S INVESTMENT APPROACH

         Under normal circumstances, the Fund invests at least 65% of its total assets in investment grade fixed income securities or debt obligations of supranational agencies, government entities or corporations denominated in various currencies. Investment grade means that the security is rated in one of the highest four rating categories by a nationally recognized statistical rating organization ("NRSRO").


         The Fund will invest at least 65% of its total assets in securities or obligations of supranational agencies (such as the World Bank) or issuers or governments located in at least three countries other than the United States.


         No more than 5% of the Fund's assets will be invested in debt obligations or similar securities denominated in the currencies of developing countries.

         The Fund may invest in derivative instruments, including options, futures, interest rate swaps and index swaps, that are consistent with its investment objectives and policies. The Fund may also invest in mortgage-backed and asset-backed securities and bank obligations, and may enter into forward currency exchange contracts. For more information, see "Derivatives", "Mortgage-Backed and Asset-Backed Securities", and "Forward Currency Transactions" below.

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         The Fund may lend portfolio  securities  and enter into  repurchase and
reverse   repurchase   agreements,   and  forward   commitment  and  when-issued
transactions.

         The Fund may also invest no more than 5% of its total assets in warrants.

SECURITIES AND INVESTMENT PRACTICES

         You can find information below about the types of securities in which the Fund may invest, the types of investment techniques the Fund may employ in pursuit of its objective and a summary of related risks. The Fund's SAI contains additional information about these investments and investment techniques.

Foreign Securities. The Fund will invest primarily in obligations of foreign governments and corporations denominated in various currencies. Because foreign markets operate differently than the U.S. market, a Fund investing abroad will encounter risks not normally associated with U.S. companies. For example, information about foreign corporate securities is frequently less available than information about U.S. securities, which may reduce the reliability of investment decisions regarding foreign securities. Political or financial problems more likely to occur in foreign countries may cause foreign investments to lose money. Foreign markets may be less liquid than U.S. markets. Foreign issuers may not be subject to the same accounting, auditing and financial reporting standards and practices as U.S. issuers, making it more difficult to value the investment. Foreign governments may regulate or supervise foreign issuers less than in the United States. Unfavorable changes in a foreign country's currency may adversely affect the value of foreign securities held by the Fund. All of these factors can make foreign investments more volatile than U.S.
investments.

Debt Securities. The Fund may invest in bonds or other instruments used by corporations or governments to borrow money from investors, including all kinds of convertible securities. When the Fund buys a debt security, it generally expects a variable or fixed rate of interest and repayment of the principal at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The main risks of investing in debt securities are:

                  Interest Rate Risk: The risk that a fixed income security's price will fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short-term bonds.

         o Credit Risk: The chance that the issuer will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing the Fund's income and/or share price.


         Debt securities have varying degrees of quality. Investment grade bonds are generally rated within the four highest grades as determined by Standard & Poor's Ratings Group ("S&P") (AAA, AA, A or BBB), Moody's Investors Service ("Moody's") (Aaa, Aa, A or Baa), or Fitch IBCA, Inc. ("Fitch") (AAA, AA, A or
BBB) or their respective equivalent ratings or, if not rated or rated by another system, determined by the Fund's investment adviser to be of equivalent credit quality to securities so rated. Securities rated in the fourth highest category may have speculative characteristics; changes in economic or business conditions are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade bonds. Like the three highest grades, however, these securities are considered investment grade.


          The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. Also, if S&P, Moody's or Fitch changes its ratings system, the Fund will try to use comparable ratings as standards according to the Fund's investment objectives and policies.

Concentration. The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), except that the Fund intends to invest more than 25% of its total assets in the utilities industry worldwide.

Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.

         The Fund may invest in derivatives, including options, futures and swaps, only if the expected risks and rewards are consistent with its objectives and policies. The Fund may use futures and options for hedging purposes only, not for speculation.

         Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying assets or economic factor will move.

Forward Currency Transactions. As discussed above, the Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities, they usually will be denominated in foreign currencies, and the Fund temporarily may hold funds in foreign currencies. Thus, the value of Fund shares will be affected by changes in exchange rates.

         As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund also intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment adviser's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund does not intend to enter into foreign currency transactions for speculation or leverage.

Borrowing. The Fund may not borrow money except as a temporary measure to facilitate redemption requests or for extraordinary or emergency purposes. The proceeds from borrowings may be used to facilitate redemption requests which might otherwise require the untimely disposition of portfolio securities. The specific limits applicable to borrowing by the Fund are set forth in the SAI.

Securities Lending. To generate income and offset expenses, the Fund may lend securities to broker-dealers and other financial institutions, provided that the loan is collateralized 100% by cash, government securities or government agency securities, and that the value of all securities loaned does not exceed 33 1/3% of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.

          Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it may not be able to retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.

Investing in Securities of Other Investment Companies. The Fund may invest in the securities of other investment companies. As a shareholder of another investment company, the Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently pays for its own operations and may result in some duplication of fees.

Repurchase Agreements. The Fund may invest in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker-dealer)to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would possibly increase Fund expenses. The Fund's investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by the Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market values of the securities it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. The Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period, and no income accrues to the Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, the Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. The Fund will purchase when- issued securities only to meet its investment objective, and not for speculative purposes.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. The inability of the Fund to dispose of illiquid investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes.

Restricted Securities. The Fund may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A established a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the United States. The Fund's investment adviser determines the liquidity of Rule 144A securities according to guidelines and procedures adopted by the Board of Trustees of Evergreen Select Fixed Income Trust (the "Trust"). The Board of Trustees monitors the investment adviser's application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which the Fund's investment adviser has determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities.

Mortgage-Backed and Asset-Backed Securities. The Fund may invest up to 35% of its total assets in mortgage-backed and asset-backed securities. Early repayment of the mortgages or other collateral underlying these securities may expose the Fund to a lower rate of return when it reinvests the principal. The rate of prepayments will affect the price and volatility of the mortgage-backed security and may have the effect of shortening or extending the effective maturity beyond what the Fund anticipated at the time of purchase. In addition, asset-backed

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securities  present  certain  risks.  For  instance,  in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Bank Obligations. The Fund may invest up to 35% of its total assets in bank obligations, including certificates of deposit and bankers' acceptances.

Defensive Instruments. The Fund may invest without limitation in high quality money market instruments, such as notes, commercial paper, certificates of deposit or bankers' acceptances and other bank obligations, or U.S. government securities and short-term obligations of foreign issuers denominated in U.S. dollars or other currencies and traded in the United States if, in the opinion of the Fund's investment adviser or sub-adviser, market conditions warrant a temporary defensive investment strategy.

Other Investment Policies. The Fund has adopted additional investment policies and guidelines that are set forth in the SAI.


                            BUYING AND SELLING SHARES

HOW TO BUY SHARES

         Institutional investors may buy Institutional shares of the Fund through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. Investors may purchase Institutional shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.

Minimum Investment. The minimum initial investment in Institutional shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Opening an Account. You may open an account by mailing a signed account application to the Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may obtain an account application by calling 1-800-343-2898.

         Except as provided below, you can purchase shares only by wiring federal funds to Evergreen Service Company. You may obtain wiring instructions by calling 1-800-343-2898. When you call, the Evergreen Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.

Offering Price and Other Purchase Information. When you buy the Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. When you buy shares of the Fund, the Fund must receive and accept your order by the close of regular trading (currently 4:00 p.m. Eastern time), in order to receive that day's offering price; otherwise, you will receive the next day's offering price. For more information, see "How the Fund Calculates Its NAV."

         You may, at the Fund's discretion, pay for shares of the Fund with securities instead of cash. Additionally, if you want to buy the Fund's shares equal in amount to $5 million or more, the Fund may require you to pay for those shares with securities instead of cash. The Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, the Fund will value the securities in the manner described under "How the Fund Calculates Its NAV." Investors who receive the Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.

HOW TO REDEEM SHARES

         You may redeem shares of the Fund by mail, telephone or other types of telecommunication. Once a redemption request has been telephoned, mailed or otherwise transmitted, it may not be changed or canceled.

Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to Evergreen Service Company at the following address:

     Evergreen Service Company
     P.O. Box 2121
     Boston, Massachusetts 02106-2121

     The signatures on the written request must be properly guaranteed, as described below.

How To Redeem By Telephone. You may redeem your shares by calling 1-800-343-2898 between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) on each business day. You may also redeem shares by sending a facsimile to (617) 210-2711 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect it on your account application.

         If you are unable to reach the Fund or Evergreen Service Company by telephone, you should redeem by mail.

         Evergreen Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If Evergreen Service Company deems it appropriate, it may require additional documentation. Although at present Evergreen Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.

Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV next computed after the Fund receives your request. When you sell shares of the Fund, you receive the NAV computed at the close of the NYSE on the day that the Fund receives your request, if your request is received before 4:00 p.m. Eastern time. Redemption requests received after 4:00 p.m. Eastern time will be processed using the NAV determined on the next business day.

         Generally, the Fund pays redemption proceeds within seven days. The Fund may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Fund Calculates Its NAV."

         The Fund may, at its discretion, pay your redemption proceeds with securities instead of cash. However, the Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund's total net assets during any ninety day period for any one shareholder. See the SAI for further details.

         Except as otherwise noted, neither the Fund, Evergreen Service Company nor the Fund's distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. Evergreen Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. The Fund, Evergreen Service Company and Fund's distributor will not be liable when following instructions received by telephone or otherwise that Evergreen Service Company reasonably believes to be genuine.
                  Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to Evergreen Service Company. Signatures on such written instructions must be guaranteed.

         The Fund may temporarily suspend the right to redeem shares when:
         (1) the NYSE is closed, other than customary weekend and holiday closings;
         (2)      trading on the NYSE is restricted;
         (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or
         (4)      the SEC so orders.

ADDITIONAL TRANSACTION POLICIES

How the Fund Calculates Its NAV. The Fund's NAV equals the value of its shares without sales charges. The Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. All expenses, including fees paid to the Fund's investment adviser, are accrued daily. The Fund computes its NAV as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open.

         The Fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Non-dollar denominated securities will be valued as of the close of the exchange at the closing price of such securities in their principal trading markets unless such closing price does not represent current market value. In addition, securities for which quotations are not readily available, including fixed-income securities, are valued by a method that the Board of Trustees believes accurately reflects fair value.

Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and Evergreen Service Company's policies. Evergreen Service Company may waive this requirement or may require additional documentation in certain cases.

EXCHANGES

         You may exchange Institutional shares of the Fund for Institutional shares of any other Evergreen "Select" fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the funds to and from which you wish to exchange. Exchanges will be based on the relative NAV of the shares exchanged next determined after the exchange request is received. Once an exchange request has been telephoned or mailed, it may not be changed or canceled.

         Signatures on exchange orders must be guaranteed, as described above.

         The Fund reserves the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange.

Currently, you may not make more than five exchanges in a calendar year or three exchanges in a calendar quarter.

         Please read the prospectus of the fund that you want to exchange into before requesting your exchange.

         For federal income tax purposes, an exchange is treated as a sale for taxable investors.

DIVIDENDS

         As a shareholder, you are entitled to your share of earnings on the Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that the Fund earns from its stocks plus any interest it receives from its bonds. The Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.

Dividend Schedule. The Fund declares dividends from its net investment income daily and pays such dividends monthly. The Fund pays shareholders its net capital gains at least once a year.


Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional Institutional shares of the Fund. Shareholders will receive dividends on investments made by federal funds bank wire the same day the wire is received provided that wire purchases are received by State Street Bank and Trust Company, custodian for the Fund, by 12:00 noon (Eastern time). Shares purchased by qualified institutions via telephone will receive the dividend declared on that day if the telephone order is placed by 12:00 noon (Eastern time), and federal funds are received by 4:00 p.m. (Eastern time). All other wire purchases received after 12:00 noon (Eastern time) will earn dividends beginning the following business day. Dividends accruing on the day of redemption will be paid to redeeming shareholders except for redemptions where proceeds are wired the same day.


         You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.

TAXES

         The Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as the Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.

         Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:

 o Income distributions and net short-term capital gains are taxable as ordinary income.

 o Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.

         After each calendar year, Evergreen Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes. You should always consult your tax adviser for specific guidance as to the tax consequences of your investment in the Fund.

SHAREHOLDER SERVICES

         Details on all shareholder services may be obtained from Evergreen Service Company by calling toll free 1-800-343-2898 or by writing to Evergreen Service Company.

Subaccount. Special processing has been arranged with Evergreen Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to use Evergreen Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.

                                  FUND DETAILS

FUND ORGANIZATION AND SERVICE PROVIDERS

Fund Structure. The Fund is an investment pool, which invests shareholders' money towards a specified goal. The Fund is a diversified series of an open-end, investment management company, called Evergreen Select Fixed Income Trust. The Trust is a Delaware business trust organized on September 18, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, its performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders participate equally in distributions from the Fund's assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and non-assessable. Fund shares are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.

         The Fund does not hold annual shareholder meetings; the Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Fund is prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote for each dollar of NAV applicable to such share.


Adviser. The investment adviser to the Fund is AnalyticoTSA International, Inc. ("Analytic"). Analytic is a specialist manager of fixed income securities and cash for institutional investors. Analytic is located at 25/28 Old Burlington Street, London W1X 1LB, England, and is a wholly-owned subsidiary of United Asset Management Corporation ("UAM") of Boston, Massachusetts. First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union") , has entered into an agreement with UAM to acquire all the outstanding common stock of Analytic. It is anticipated that this transaction will be consummated on or about August 21, 1998 and that the name of Analytic will be changed to First International Advisors, Inc. at that time.

         Analytic is entitled to receive an advisory fee from the Fund equal to 0.60% of average daily net assets, computed daily and paid monthly.

Portfolio Manager. The portfolio manager of the Fund is George McNeill. Mr. McNeill has been Managing Director of Analytic since 1996. He has over 35 years of experience in managing fixed income portfolios. He served as the senior investment officer for Gillett Brothers (1977-1981), Reserve Asset Managers (1981-1989) and Axe-Houghton, Ltd. (1989- 1996). In 1996, together with UAM, Mr. McNeill founded Alpha Global Fixed Income Managers, Inc., which then merged with Analytic.


Distributor. Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019, markets the Fund and distributes its shares through broker-dealers, financial planners and other financial representatives. Evergreen Distributor, Inc. is a subsidiary of The BISYS Group, Inc. and is not affiliated with First Union.

Transfer Agent. Evergreen Service Company, 200 Berkeley Street, Boston, MA 02116-5034, handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.

Administrator. Evergreen Investment Services, Inc., subject to the supervision and control of the Trust's Board of Trustees, provides the Fund with facilities, equipment and personnel. For its services as administrator, Evergreen Investment Services, Inc. is entitled to receive a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule:

                         Aggregate Average Daily Net Assets Of Mutual
Funds For Which Any
                         Subsidiary Of First Union Serves
  Administrative Fee     As Investment Adviser
         0.050%                 on the first $7 billion
         0.035%                 on the next $3 billion
         0.030%                 on the next $5 billion
         0.020%                 on the next $10 billion
         0.015%                 on the next $5 billion
         0.010%                 on assets in excess of $30 billion

Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, keeps custody of the Fund's securities and cash and performs other related duties.

OTHER INFORMATION AND POLICIES

Year 2000 Risks. The Fund could be adversely affected if computers used by the Fund's service providers do not properly process information dated January 1, 2000 and after. The Fund's service providers are taking steps to address Year 2000 risks with respect to computer systems on which the Fund depends. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as the Fund. However, a Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.


Securities Transactions. Under policies established by the Trust's Board of Trustees, Analytic selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, Analytic may select broker-dealers who are affiliated with Analytic. Moreover, the Fund may pay higher commissions to broker-dealers that provide research services, which Analytic may use in advising the Fund or its other clients.


Portfolio Turnover. The estimated annual portfolio turnover rate for the Fund is not expected to exceed 100%.


Code of Ethics. The Fund and Analytic have each adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Fund and Analytic (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.


Other Classes of Shares. The Fund offers two classes of shares, Institutional and Institutional Service. Only Institutional shares are offered through this prospectus. Call Evergreen Service Company for further information or a prospectus offering Institutional Service shares of the Fund.

Investment Adviser
AnalyticoTSA International, Inc.
25/28 Old Burlington Street
London W1X 1LB
England



Custodian  State  Street  Bank  and  Trust  Company,   P.O.  Box  9021,  Boston,
Massachusetts 02205-9827

Transfer Agent
Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034

Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

Independent Auditors
Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036

Distributor
Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019

PROSPECTUS                                          July  24,

1998



EVERGREEN SELECT FIXED INCOME FUNDS

Evergreen Select International Bond Fund
(The "Fund")

INSTITUTIONAL SERVICE SHARES

         This prospectus contains important information about the Institutional Service shares of the Evergreen Select International Bond Fund, including how the Fund invests and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.

         When you consider investing in the Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.


         By itself, no fund is a complete investment plan. When considering an investment in the Fund, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Fund. You can find information on the risks associated with investing in the Fund in the section entitled "Fund Description."

         To learn more about the Evergreen Select International Bond Fund, call 1-800-343-2898 for a free copy of the Fund's statement of additional information ("SAI") dated July 24, 1998, as supplemented from time to time. The Fund has filed the SAI with the Securities and Exchange Commission. The SAI is incorporated by reference herein (i.e., legally the SAI is part of this prospectus).


Please remember that shares of the Fund are:

o        Not deposits or obligations of any bank.
o        Not endorsed or guaranteed by any bank.
o        Not insured or otherwise protected by the Federal Deposit
         Insurance   Corporation,   the  Federal  Reserve  Board  or  any  other
         government agency.
o Subject to investment risks, including possible loss of the principal amount.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS





 EXPENSES                                                             4
 FINANCIAL HIGHLIGHTS                                                 5
 FUND DESCRIPTION                                                     5

           The Fund's Investment Objective                            5
                   The Fund's Investment Approach                     5
           Securities and Investment Practices                        6
 BUYING AND SELLING SHARES                                            12
           How To Buy Shares                                          12
           How To Redeem Shares                                       13
           Additional Transaction Policies                            14
                   Exchanges                                          15
           Dividends                                                  16
           Taxes                                                      16
           Shareholder Services                                       17

 FUND DETAILS                                                         17
           Fund Organization and Service Providers                    17
           Other Information and Policies                             19

                                    EXPENSES

         The table and example below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in Institutional Service shares of the Fund. There are no shareholder transaction expenses, which are fees paid directly from your account when you buy or sell shares of the Fund.

          Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management, distribution and other fees. The table below shows the Fund's estimated annual operating expenses for the fiscal period ending September 30, 1998, expressed as a percentage of the Fund's estimated average net assets. The examples show what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and redeem at the end of each period, and that the Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses. The Fund's actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Fund see "Fund Details."


Annual Fund Operating Expenses (as a
percentage of average daily net assets)


   Management Fees (After Waivers) 1                         0.47%
   12b-1 Fees                                                O.25%
   Other Expenses                                            0.37%
   Total Operating Expenses
   (After Waivers) 2

                                                             1.09%


Example of Fund Expenses                                     1 Year   3 Years
                                                             $11      $35

--------
(1) The Fund's investment adviser currently limits the Fund's investment advisory fee to 0.47%. Without such waiver the Management Fee set forth above would be 0.60%. The investment adviser currently intends to continue this expense waiver through November

         30, 1999. However, it may modify or cancel this limit at any time. See "Fund Details" for more information.


(2) The investment adviser of the Fund has undertaken to limit the Total Operating Expenses of the Fund for a period of at least two years to 1.28% for Institutional Service shares. Absent expense waivers, the Total Operating Expenses for the Fund would be 1.22% of average daily net assets.


                              FINANCIAL HIGHLIGHTS

         As of the date of this prospectus, the Fund had not commenced operations. Therefore, no financial highlights are currently available.


                                FUND DESCRIPTION

THE FUND'S INVESTMENT OBJECTIVE


         The Fund seeks capital appreciation and current income.


         The Fund's investment objective is nonfundamental, which means that the investment objective can be changed without a shareholder vote. There can be no assurance that the Fund's investment objective will be achieved.

         The Fund has also adopted fundamental investment policies designed to limit the Fund's exposure to risk. Fundamental policies can be changed only with a shareholder vote. For more information regarding investment policies, see "The Fund's Investment Approach" and "Securities and Investment Practices" below, and the SAI.

THE FUND'S INVESTMENT APPROACH

         Under normal circumstances, the Fund invests at least 65% of its total assets in investment grade fixed income securities or debt obligations of supranational agencies, government entities or corporations denominated in various currencies. Investment grade means that the security is rated in one of the highest four rating categories by a nationally recognized statistical rating organization ("NRSRO").


         The Fund will invest at least 65% of its total assets in securities or obligations of supranational agencies (such as the World Bank) or issuers or governments located in at least three countries other than the United States.


         No more than 5% of the Fund's assets will be invested in debt obligations or similar securities denominated in the currencies of developing countries.

     The Fund may invest in derivative instruments, including options, futures, interest rate swaps and index swaps, that are consistent with its investment objectives and policies. The Fund may also invest in mortgage-backed and asset-backed securities and bank obligations, and may enter into forward currency exchange contracts. For more information, see "Derivatives", "Mortgage-Backed and Asset-Backed Securities", and "Forward Currency Transactions" below.

         The Fund may lend portfolio  securities  and enter into  repurchase and
reverse   repurchase   agreements,   and  forward   commitment  and  when-issued
transactions.

         The Fund may also invest no more than 5% of its total assets in warrants.

SECURITIES AND INVESTMENT PRACTICES

         You can find information below about the types of securities in which the Fund may invest, the types of investment techniques the Fund may employ in pursuit of its objective and a summary of related risks. The Fund's SAI contains additional information about these investments and investment techniques.

Foreign Securities. The Fund will invest primarily in obligations of foreign governments and corporations denominated in various currencies. Because foreign markets operate differently than the U.S. market, a Fund investing abroad will encounter risks not normally associated with U.S. companies. For example, information about foreign corporate securities is frequently less available than information about U.S. securities, which may reduce the reliability of investment decisions regarding foreign securities. Political or financial problems more likely to occur in foreign countries may cause foreign investments to lose money. Foreign markets may be less liquid than U.S. markets. Foreign issuers may not be subject to the same accounting, auditing and financial reporting standards and practices as U.S. issuers, making it more difficult to value the investment. Foreign governments may regulate or supervise foreign issuers less than in the United States. Unfavorable changes in a foreign country's currency may adversely affect the value of foreign securities held by the Fund. All of these factors can make foreign investments more volatile than U.S.
investments.

Debt Securities. The Fund may invest in bonds or other instruments used by corporations or governments to borrow money from investors, including all kinds of convertible securities. When the Fund buys a debt security, it generally expects a variable or fixed rate of interest and repayment of the principal at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The main risks of investing in debt securities are:

                  Interest Rate Risk: The risk that a fixed income security's price will fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short-term bonds.

         o Credit Risk: The chance that the issuer will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing the Fund's income and/or share price.


         Debt securities have varying degrees of quality. Investment grade bonds are generally rated within the four highest grades as determined by Standard & Poor's Ratings Group ("S&P") (AAA, AA, A or BBB), Moody's Investors Service ("Moody's") (Aaa, Aa, A or Baa), or Fitch IBCA, Inc. ("Fitch") (AAA, AA, A or
BBB) or their respective equivalent ratings or, if not rated or rated by another system, determined by the Fund's investment adviser to be of equivalent credit quality to securities so rated. Securities rated in the fourth highest category may have speculative characteristics; changes in economic or business conditions are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade bonds. Like the three highest grades, however, these securities are considered investment grade.


          The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. Also, if S&P, Moody's or Fitch changes its ratings system, the Fund will try to use comparable ratings as standards according to the Fund's investment objectives and policies.

Concentration. The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), except that the Fund intends to invest more than 25% of its total assets in the utilities industry worldwide.

Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.

         The Fund may invest in derivatives, including options, futures and swaps, only if the expected risks and rewards are consistent with its objectives and policies. The Fund may use futures and options for hedging purposes only, not for speculation.

         Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying assets or economic factor will move.

Forward Currency Transactions. As discussed above, the Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities, they usually will be denominated in foreign currencies, and the Fund temporarily may hold funds in foreign currencies. Thus, the value of Fund shares will be affected by changes in exchange rates.

         As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund also intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment adviser's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund does not intend to enter into foreign currency transactions for speculation or leverage.

Borrowing. The Fund may not borrow money except as a temporary measure to facilitate redemption requests or for extraordinary or emergency purposes. The proceeds from borrowings may be used to facilitate redemption requests which might otherwise require the untimely disposition of portfolio securities. The specific limits applicable to borrowing by the Fund are set forth in the SAI.

Securities Lending. To generate income and offset expenses, the Fund may lend securities to broker-dealers and other financial institutions, provided that the loan is collateralized 100% by cash, government securities or government agency securities, and that the value of all securities loaned does not exceed 33 1/3% of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.

          Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it may not be able to retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.

Investing in Securities of Other Investment Companies. The Fund may invest in the securities of other investment companies. As a shareholder of another investment company, the Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently pays for its own operations and may result in some duplication of fees.

Repurchase Agreements. The Fund may invest in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker-dealer)to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would possibly increase Fund expenses. The Fund's investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by the Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market values of the securities it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. The Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period, and no income accrues to the Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, the Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. The Fund will purchase when- issued securities only to meet its investment objective, and not for speculative purposes.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. The inability of the Fund to dispose of illiquid investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes.

Restricted Securities. The Fund may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A established a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the United States. The Fund's investment adviser determines the liquidity of Rule 144A securities according to guidelines and procedures adopted by the Board of Trustees of Evergreen Select Fixed Income Trust (the "Trust"). The Board of Trustees monitors the investment adviser's application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which the Fund's investment adviser has determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities.

Mortgage-Backed and Asset-Backed Securities. The Fund may invest up to 35% of its total assets in mortgage-backed and asset-backed securities. Early repayment of the mortgages or other collateral underlying these securities may expose the Fund to a lower rate of return when it reinvests the principal. The rate of prepayments will affect the price and volatility of the mortgage-backed security and may have the effect of shortening or extending the effective maturity beyond what the Fund anticipated at the time of purchase. In addition, asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Bank Obligations. The Fund may invest up to 35% of its total assets in bank obligations, including certificates of deposit and bankers' acceptances.


Defensive Instruments. The Fund may invest without limitation in high quality money market instruments, such as notes, commercial paper, certificates of deposit or bankers' acceptances and other bank obligations, or U.S. government securities and short-term obligations of foreign issuers denominated in U.S. dollars or other currencies and traded in the United States if, in the opinion of the Fund's investment adviser , market conditions warrant a temporary defensive investment strategy.


Other Investment Policies. The Fund has adopted additional investment policies and guidelines that are set forth in the SAI.


                            BUYING AND SELLING SHARES

HOW TO BUY SHARES

         Institutional investors may buy Institutional Service shares of the Fund through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. Investors may purchase Institutional Service shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.

Minimum Investment. The minimum initial investment in Institutional Service shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Opening an Account. You may open an account by mailing a signed account application to the Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may obtain an account application by calling 1-800-343-2898.

         Except as provided below, you can purchase shares only by wiring federal funds to Evergreen Service Company. You may obtain wiring instructions by calling 1-800-343-2898. When you call, the Evergreen Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.

Offering Price and Other Purchase Information. When you buy the Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. When you buy shares of the Fund, the Fund must receive and accept your order by the close of regular trading (currently 4:00 p.m. Eastern time), in order to receive that day's offering price; otherwise, you will receive the next day's offering price. For more information, see "How the Fund Calculates Its NAV."

         You may, at the Fund's discretion, pay for shares of the Fund with securities instead of cash. Additionally, if you want to buy the Fund's shares equal in amount to $5 million or more, the Fund may require you to pay for those shares with securities instead of cash. The Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, the Fund will value the securities in the manner described under "How the Fund Calculates Its NAV." Investors who receive the Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.

HOW TO REDEEM SHARES

         You may redeem shares of the Fund by mail, telephone or other types of telecommunication. Once a redemption request has been telephoned, mailed or otherwise transmitted, it may not be changed or canceled.

Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to Evergreen Service Company at the following address:

     Evergreen Service Company
     P.O. Box 2121
     Boston, Massachusetts 02106-2121

     The signatures on the written request must be properly guaranteed, as described below.

How To Redeem By Telephone. You may redeem your shares by calling 1-800-343-2898 between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) on each business day. You may also redeem shares by sending a facsimile to (617) 210-2711 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect it on your account application.

         If you are unable to reach the Fund or Evergreen Service Company by telephone, you should redeem by mail.

         Evergreen Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If Evergreen Service Company deems it appropriate, it may require additional documentation. Although at present Evergreen Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.

Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV next computed after the Fund receives your request. When you sell shares of the Fund, you receive the NAV computed at the close of the NYSE on the day that the Fund receives your request, if your request is received before 4:00 p.m. Eastern time. Redemption requests received after 4:00 p.m. Eastern time will be processed using the NAV determined on the next business day.

         Generally, the Fund pays redemption proceeds within seven days. The Fund may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Fund Calculates Its NAV."

         The Fund may, at its discretion, pay your redemption proceeds with securities instead of cash. However, the Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund's total net assets during any ninety day period for any one shareholder. See the SAI for further details.

         Except as otherwise noted, neither the Fund, Evergreen Service Company nor the Fund's distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. Evergreen Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. The Fund, Evergreen Service Company and Fund's distributor will not be liable when following instructions received by telephone or otherwise that Evergreen Service Company reasonably believes to be genuine.
                  Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to Evergreen Service Company. Signatures on such written instructions must be guaranteed.

         The Fund may temporarily suspend the right to redeem shares when:
         (1) the NYSE is closed, other than customary weekend and holiday closings;
         (2)      trading on the NYSE is restricted;
         (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or
         (4)      the SEC so orders.

ADDITIONAL TRANSACTION POLICIES

How the Fund Calculates Its NAV. The Fund's NAV equals the value of its shares without sales charges. The Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. All expenses, including fees paid to the Fund's investment adviser, are accrued daily. The Fund computes its NAV as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open.

         The Fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Non-dollar denominated securities will be valued as of the close of the exchange at the closing price of such securities in their principal trading markets unless such closing price does not represent current market value. In addition, securities for which quotations are not readily available, including fixed-income securities, are valued by a method that the Board of Trustees believes accurately reflects fair value.

Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and Evergreen Service Company's policies. Evergreen Service Company may waive this requirement or may require additional documentation in certain cases.

EXCHANGES

         You  may  exchange   Institutional  Service  shares  of  the  Fund  for
Institutional Service shares of any other Evergreen "Select" fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the funds to and from which you wish to exchange. Exchanges will be based on the relative NAV of the shares exchanged next determined after the exchange request is received. Once an exchange request has been telephoned or mailed, it may not be changed or canceled.

         Signatures on exchange orders must be guaranteed, as described above.

         The Fund reserves the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange.

Currently, you may not make more than five exchanges in a calendar year or three exchanges in a calendar quarter.

         Please read the prospectus of the fund that you want to exchange into before requesting your exchange.

         For federal income tax purposes, an exchange is treated as a sale for taxable investors.

DIVIDENDS

         As a shareholder, you are entitled to your share of earnings on the Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that the Fund earns from its stocks plus any interest it receives from its bonds. The Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.

Dividend Schedule. The Fund declares dividends from its net investment income daily and pays such dividends monthly. The Fund pays shareholders its net capital gains at least once a year.


Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional Institutional Service shares of the Fund. Shareholders will receive dividends on investments made by federal funds bank wire the same day the wire is received provided that wire purchases are received by State Street Bank and Trust Company, custodian for the Fund, by 12:00 noon (Eastern time). Shares purchased by qualified institutions via telephone will receive the dividend declared on that day if the telephone order is placed by 12:00 noon (Eastern time), and federal funds are received by 4:00 p.m. (Eastern time). All other wire purchases received after 12:00 noon (Eastern time) will earn dividends beginning the following business day. Dividends accruing on the day of redemption will be paid to redeeming shareholders except for redemptions where proceeds are wired the same day.


         You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.

TAXES

         The Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as the Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.

         Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:

 o Income distributions and net short-term capital gains are taxable as ordinary income.

 o Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.

         After each calendar year, Evergreen Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes. You should always consult your tax adviser for specific guidance as to the tax consequences of your investment in the Fund.

SHAREHOLDER SERVICES

         Details on all shareholder services may be obtained from Evergreen Service Company by calling toll free 1-800-343-2898 or by writing to Evergreen Service Company.

Subaccount. Special processing has been arranged with Evergreen Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to use Evergreen Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.

                                  FUND DETAILS

FUND ORGANIZATION AND SERVICE PROVIDERS

Fund Structure. The Fund is an investment pool, which invests shareholders' money towards a specified goal. The Fund is a diversified series of an open-end, investment management company, called Evergreen Select Fixed Income Trust. The Trust is a Delaware business trust organized on September 18, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, its performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders participate equally in distributions from the Fund's assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and non-assessable. Fund shares are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.

         The Fund does not hold annual shareholder meetings; the Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Fund is prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote for each dollar of NAV applicable to such share.


Adviser. The investment adviser to the Fund is AnalyticoTSA International, Inc. ("Analytic"). Analytic is a specialist manager of fixed income securities and cash for institutional investors. Analytic is located at 25/28 Old Burlington Street, London W1X 1LB, England, and is a wholly-owned subsidiary of United Asset Management Corporation ("UAM") of Boston, Massachusetts. First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union") , has entered into an agreement with UAM to acquire all the outstanding common stock of Analytic. It is anticipated that this transaction will be consummated on or about August 21, 1998 and that the name of Analytic will be changed to First International Advisors, Inc. at that time.

         Analytic is entitled to receive an advisory fee from the Fund equal to 0.60% of average daily net assets, computed daily and paid monthly.

Portfolio Manager. The portfolio manager of the Fund is George McNeill. Mr. McNeill has been Managing Director of Analytic since 1996. He has over 35 years of experience in managing fixed income portfolios. He served as the senior investment officer for Gillett Brothers (1977-1981), Reserve Asset Managers (1981-1989) and Axe-Houghton, Ltd. (1989- 1996). In 1996, together with UAM, Mr. McNeill founded Alpha Global Fixed Income Managers, Inc., which then merged with Analytic.


Distributor. Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019, markets the Fund and distributes its shares through broker-dealers, financial planners and other financial representatives. Evergreen Distributor, Inc. is a subsidiary of The BISYS Group, Inc. and is not affiliated with First Union.

Transfer Agent. Evergreen Service Company, 200 Berkeley Street, Boston, MA 02116-5034, handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.

Administrator. Evergreen Investment Services, Inc., subject to the supervision and control of the Trust's Board of Trustees, provides the Fund with facilities, equipment and personnel. For its services as administrator, Evergreen Investment Services, Inc. is entitled to receive a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule:

                         Aggregate Average Daily Net Assets Of Mutual
Funds For Which Any
                         Subsidiary Of First Union Serves
  Administrative Fee     As Investment Adviser
         0.050%                 on the first $7 billion
         0.035%                 on the next $3 billion
         0.030%                 on the next $5 billion
         0.020%                 on the next $10 billion
         0.015%                 on the next $5 billion
         0.010%                 on assets in excess of $30 billion

Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, keeps custody of the Fund's securities and cash and performs other related duties.

OTHER INFORMATION AND POLICIES

Distribution Plan. The Trust has adopted a distribution plan for the Institutional Service shares of the Fund as allowed under the Investment Company Act of 1940. The Fund's distribution plan permits the Fund to pay an annual service fee of up to 0.25% of the average daily net assets of the class for personal services rendered to shareholders and/or the maintenance of accounts. The Fund's distribution plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding Institutional Service shares. For more information about the Fund's distribution plan, see the SAI.

Year 2000 Risks. The Fund could be adversely affected if computers used by the Fund's service providers do not properly process information dated January 1, 2000 and after. The Fund's service providers are taking steps to address Year 2000 risks with respect to computer systems on which the Fund depends. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as the Fund. However, a Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.


Securities Transactions. Under policies established by the Trust's Board of Trustees, Analytic selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, Analytic may select broker-dealers who are affiliated with Analytic. Moreover, the Fund may pay higher commissions to broker-dealers that provide research services, which Analytic may use in advising the Fund or its other clients.


Portfolio Turnover. The estimated annual portfolio turnover rate for the Fund is not expected to exceed 100%.


Code of Ethics. The Fund and Analytic have each adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Fund and Analytic (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.


Other Classes of Shares. The Fund offers two classes of shares, Institutional and Institutional Service. Only Institutional Service shares are offered through this prospectus. Call Evergreen Service Company for further information or a prospectus offering Institutional shares of the Fund.

Investment Adviser
AnalyticoTSA International, Inc.
25/28 Old Burlington Street
London W1X 1LB
England



Custodian  State  Street  Bank  and  Trust  Company,   P.O.  Box  9021,  Boston,
Massachusetts 02205-9827

Transfer Agent
Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034

Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

Independent Auditors
Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036

Distributor
Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019

                       EVERGREEN SELECT FIXED INCOME TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700


                       STATEMENT OF ADDITIONAL INFORMATION

                                  JULY 24, 1998


                    Evergreen Select International Bond Fund
                                  (the "Fund")

              The  Fund is a  series  of an  open-end  management
             investment company,  known as "Evergreen Select Fixed
                     Income Trust" (the "Trust").


         This statement of additional information ("SAI") provides additional information about all classes of shares of the Fund. It is not a prospectus and you should read it in conjunction with the Fund's prospectuses dated July 24, 1998, as supplemented from time to time. You may obtain a copy of the prospectuses from Evergreen Distributor, Inc.

                                TABLE OF CONTENTS



INVESTMENT POLICIES........................................               3
         Additional Information on Securities and Investment
         Practices.............................................           3
         Investment Restrictions and Guidelines................           22
MANAGEMENT OF THE TRUST....................................               25
INVESTMENT ADVISORY AND OTHER SERVICES.....................               29
         Investment Adviser....................................           29
         Distributor...........................................           31
         Distribution Plan.....................................           31
         Additional Service Providers..........................           32
BROKERAGE ALLOCATION AND OTHER PRACTICES...................               33
         Selection of Brokers..................................           33
         Brokerage Commissions.................................           33
         General Brokerage Policies............................           33
TRUST ORGANIZATION.........................................               34
         Form of Organization..................................           34
         Description of Shares.................................           34
         Voting Rights.........................................           34
         Limitation of Trustees' Liability.....................           35
PURCHASE, REDEMPTION AND PRICING OF FUND SHARES............               35
         Exchanges.............................................           35
         How the Fund Values Shares............................           35
         Shareholder Services..................................           37
PRINCIPAL UNDERWRITER......................................               37
ADDITIONAL TAX INFORMATION ................................               38
ADDITIONAL INFORMATION.....................................               40
APPENDIX...................................................               A-1

                               INVESTMENT POLICIES


         The investment objective of the Fund and a description of the securities in which the Fund may invest is set forth in the Fund's prospectuses. The following expands upon the discussion in the prospectuses regarding certain investments of the Fund.


ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. Permissible investments may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit, and investments in Canadian commercial paper, foreign securities and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include future adverse political and economic developments; the possible imposition of withholding taxes on interest or other income; the possible seizure, nationalization, or expropriation of foreign deposits; the possible establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Derivatives

         Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices, and stock indices. Derivatives may be standardized, exchange-traded contracts or customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

         There are four principal types of derivative instruments -- options, futures, forwards, and swaps -- from which virtually any type of derivative transaction can be created. Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities." An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations. The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities.

         The Fund can use derivatives to earn income, to enhance returns, to hedge or adjust the risk profile of the portfolio, in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. The Fund's use of derivatives for non-hedging purposes entails greater risks than if the Fund were to derivatives solely for hedging purposes.

         Derivatives are a valuable tool which, when used properly, can provide significant benefits to the Fund's shareholders. The Fund's Adviser (as hereinafter defined) is not an aggressive user of derivatives with respect to the Fund. However, the Fund may take positions in those derivatives that are within its investment policies if, in the Adviser's judgment, this represents an effective response to current or anticipated market conditions. The Adviser's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objective and policies. While the judicious use of derivatives by an experienced investment manager, such as the Adviser, can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Fund.

         Market Risk -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to the Fund's interest.

         Management Risk -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Because derivatives are complex, the Fund and the Adviser must (1) maintain controls to monitor the transactions entered into,
(2) assess the risk that a derivative adds to the Fund's portfolio and (3) forecast price, interest rate or currency exchange rate movements correctly.

         Credit Risk -- This is the risk that the Fund may lose money because the other party to a derivative (usually called a "counterparty") failed to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, because the clearing house, which is the issuer or counter party to each exchange-traded derivative, guarantees performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

         Liquidity Risk -- Liquidity risk is the possibility that the Fund will have difficulty buying or selling a particular instrument. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), the Fund may not be able to initiate a transaction or liquidate a position at an advantageous price.

         Leverage Risk -- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.


         Other Risks -- Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

Options Transactions

         Writing Covered Options. The Fund may write (i.e., sell) covered call and put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. Writing a put option obligates the Fund during the term of the option to purchase the securities underlying the option at the exercise price if the option buyer exercises the option. The Fund also may write straddles (combinations of covered puts and calls on the same underlying security).

         The Fund may only write "covered" options. This means that while the Fund is obligated as the writer of a call option it will own the underlying securities subject to the option or, with call options on U.S. Treasury bills, it might own similar U.S. Treasury bills. If the Fund has written options against all of its securities that are available for writing options, the Fund may be unable to write additional options unless it sells some of its portfolio holdings to obtain new securities against which it can write options. If this were to occur, higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs may result. The Fund does not expect, however, that this will occur. The Fund will be considered "covered" with respect to a put option it writes if, while it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

         The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option, which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and, by writing a put option, the Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

         Purchasing Options. The Fund may purchase put or call options, including put or call options for offsetting previously written put or call options of the same series, except that premiums on all puts outstanding will not exceed 2% of total assets. Once the Fund has written a covered option, it will continue to hold the segregated securities or assets until it effects a closing purchase transaction. If the Fund is unable to close the option position, it must hold the segregated securities or assets until the option expires or is exercised. An option position may be closed out only in a secondary market for an option of the same series. Although the Fund generally writes only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and, for some options, no secondary market may exist. In such event, effecting a closing transaction for a particular option might not be possible.

         Options on some securities are relatively new, and predicting how much trading interest there will be for such options is impossible. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair the Fund's ability to use such options to achieve its investment objective.

         The Fund will include the premiums it has paid for the purchase of unlisted options and the value of securities used to cover options it has written for purposes of calculating whether the Fund has complied with its policies on illiquid securities.

Futures Transactions and Related Options Transactions

         The Fund intends to enter into financial futures contracts as a hedge against changes in prevailing levels of interest rates to seek relative stability of principal and to establish more definitely the effective return on securities held or intended to be acquired by the Fund or as a hedge against changes in the prices of securities held by the Fund or to be acquired by the Fund. The Fund's hedging may include sales of futures as an offset against the effect of expected increases in interest rates or securities prices and purchases of futures as an offset against the effect of expected declines in interest rates.

         For example, when the Fund anticipates a significant market or market sector advance, it will purchase a stock index futures contract as a hedge against not participating in such advance at a time when the Fund is not fully invested. The purchase of a futures contract serves as a temporary substitute for the purchase of individual securities which may then be purchased in an orderly fashion. As such purchases are made, an equivalent amount of index based futures contracts would be terminated by offsetting sales. In contrast, the Fund would sell stock index futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's portfolio. To the extent that the Fund's portfolio changes in value in correlation with a given index, the sale of futures contracts on that index would substantially reduce the risk to the portfolio of a market decline or change in interest rates, and, by doing so, provide an alternative to the liquidation of the Fund's securities positions and the resulting transaction costs.

         The Fund intends to engage in options transactions which are related to financial futures contracts for hedging purposes and in connection with the hedging strategies described above.

         Although techniques other than sales and purchases of futures contracts and related options transactions could be used to reduce the Fund's exposure to interest rate and/or market fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts and related options transactions. While the Fund does not intend to take delivery of the instruments underlying futures contracts it holds, the Fund does not intend to engage in such futures contracts for speculation.

         Futures Contracts. Futures contracts are transactions in the commodities markets rather than in the securities markets. A futures contract creates an obligation by the seller to deliver to the buyer the commodity specified in the contract at a specified future time for a specified price. The futures contract creates an obligation by the buyer to accept delivery from the seller of the commodity specified at the specified future time for the specified price. In contrast, a spot transaction creates an immediate obligation for the seller to deliver and the buyer to accept delivery of and pay for an identified commodity. In general, futures contracts involve transactions in fungible goods such as wheat, coffee and soybeans. However, in the last decade an increasing number of futures contracts have been developed which specify financial instruments or financially based indexes as the underlying commodity.

         Interest Rate Futures Contracts. The sale of an interest rate futures contract creates an obligation by the Fund, as seller, to deliver the type of financial instrument specified in the contract at a specified future time for a specified price. The purchase of an interest rate futures contract creates an obligation by the Fund, as purchaser, to accept delivery of the type of financial instrument specified at a specified future time for a specified price. The specific securities delivered or accepted, respectively, at settlement date, are not determined until at or near that date. The determination is in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Index Based Futures Contracts, Other Than Stock Index Based. It is expected that bond index and other financially based index futures contracts will be developed in the future. It is anticipated that such index based futures contracts will be structured in the same way as stock index futures contracts but will be measured by changes in interest rates, related indexes or other measures, such as the consumer price index. In the event that such futures contracts are developed, the Fund will sell interest rate index and other index based futures contracts to hedge against changes which are expected to affect the Fund's portfolio.

         The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, to initiate trading an amount of cash, cash equivalents, money market instruments, or U.S. Treasury bills equal to approximately 1 1/2% (up to 5%) of the contract amount must be deposited by the Fund with the broker. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

         Subsequent payments, called variation margin, to the broker and from the broker, are made on a daily basis as the value of the underlying instrument or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as mark-to-market. For example, when the Fund has purchased a futures contract and the price of the underlying financial instrument or index has risen, that position will have increased in value, and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the underlying financial instrument or index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the Fund realizes a loss or gain.

         The Trust intends to enter into arrangements with its custodian and with brokers to enable the initial margin of the

Fund and any variation margin to be held in a segregated account by its custodian on behalf of the broker.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of financial instruments, and index based futures contracts call for the delivery of cash equal to the difference between the closing value of the index on the expiration date of the contract and the price at which the futures contract is originally made, in most cases such futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by an offsetting transaction in which the Fund enters into a futures contract purchase for the same aggregate amount of the specific type of financial instrument or index and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by an offsetting transaction in which the Fund enters into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain. If the purchase price exceeds the offsetting sale price the Fund realizes a loss. The amount of the Fund's gain or loss on any transaction is reduced or increased, respectively, by the amount of any transaction costs incurred by the Fund.

         As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September U.S. Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of one contract of September U.S. Treasury bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

         There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms.

         Options on Financial Futures. The Fund intends to purchase call and put options on financial futures contracts and sell such options to terminate an existing position. Options on futures are similar to options on stocks except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long

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position  if the option is a call and a short  position  if the option is a put)
rather than to purchase or sell stock at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. This amount represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and value of the futures contract.

         The Fund intends to use options on financial futures contracts in connection with hedging strategies. In the future the Fund may use such options for other purposes.

         Purchase  of  Put  Options  on  Futures  Contracts.   The  purchase  of
protective put options on financial futures contracts is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of stocks or debt instruments or a position in the futures contract upon which the put option is based.

         Purchase of Call Options on Futures Contracts. The purchase of call options on financial futures contracts represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying financial instrument or index itself, purchase of a call option may be less risky than the ownership of the interest rate or index based futures contract or the underlying securities. Call options on commodity futures contracts may be purchased to hedge against an interest rate increase or a market advance when the Fund is not fully invested.

         Use of New Investment Techniques Involving Financial Futures Contracts or Related Options. The Fund may employ new investment techniques involving financial futures contracts and related options. The Fund intends to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Trust believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described above.

         Limitations on Purchase and Sale of Futures Contracts and Related Options on Such Futures Contracts. The Fund will not enter into a futures contract or an option if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin deposits on such futures contracts, including any premiums paid for options on futures, or where the Fund's obligations under such futures and options would exceed 20% of the Fund's total assets.

         The Fund intends that its futures contracts and related options transactions will be entered into for traditional hedging purposes. That is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund does not intend to enter into futures contracts for speculation.

         In instances involving the purchase of futures contracts by the Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Trust's custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

         Risks of Futures Contracts. Financial futures contracts prices are volatile and are influenced, among other things, by changes in stock prices, market conditions, prevailing interest rates and anticipation of future stock prices, market movements or interest rate changes, all of which in turn are affected by economic conditions, such as government fiscal and monetary policies and actions, and national and international political and economic events.

         At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as variations in speculative market demand for futures contracts and for securities, including technical influences in futures contracts trading; differences between the securities being hedged and the financial instruments and indexes underlying the standard futures contracts available for trading, in such respects as interest rate levels, maturities and creditworthiness of issuers, or identities of securities comprising the index and those in the Fund's portfolio. In addition, futures contract transactions involve the remote risk that a party will be unable to fulfill its obligations and that the amount of the obligation will be beyond the ability of the clearing broker to satisfy. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out, and a 15% decrease would result in a loss equal to 150% of the original margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of entering into the futures contract, it had invested in the underlying financial instrument. Furthermore, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund will establish a segregated account in connection with its futures contracts which will hold cash or cash equivalents equal in value to the current value of the underlying instruments or indices less the margins on deposit.

         Risks of Options on Futures Contracts. In addition to the risks described above for financial futures contracts, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. The Fund will not purchase options on any futures contract unless and until it believes that the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with the futures contracts. Compared to the use of futures contracts, the purchase of options on such futures involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the Fund, even though the use of a futures contract would not, such as when there is no movement in the level of the futures contract.

Loans of Securities


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



         To generate income and offset expenses, the Fund may lend portfolio securities to broker-dealers and other financial institutions. Loans of securities by the Fund may not exceed 33 1/3% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

         When the Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         Although voting rights attendant to securities lent pass to the borrower, the Fund may call such loans at any time and may vote the securities if it believes a material event affecting the investment is to occur. The Fund may experience a delay in receiving additional collateral or in recovering the securities lent or may even suffer a loss of rights in the collateral should the borrower of the securities fail financially. The Fund may only make loans to borrowers deemed to be of good standing, under standards approved by the Board of Trustees, when the income to be earned from the loan justifies the attendant risks.

Payment-in-kind Securities

         Payment-in-kind ("PIK") securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zero coupon bonds since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing credited interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Repurchase Agreements

         The Fund may invest up to 35% of its total assets in repurchase agreements. The Fund may enter into repurchase agreements with entities that are registered U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the Fund's Adviser to be creditworthy. A repurchase agreement is an agreement by which a person (e.g., the Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such

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



securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.

Restricted and Illiquid Securities

         Pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A"), the Board of Trustees of the Trust determines the liquidity of certain restricted securities. Rule 144A is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for sale under Rule 144A. In determining the liquidity of certain restricted securities the Trustees consider: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades.

Reverse Repurchase Agreements

         The Fund may invest up to 33 1/3% of its total assets in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price.

U.S. Government Obligations

     The  types of U.S.  government  obligations  in which  the Fund may  invest
generally   include   obligations   that  the  U.S.   government   agencies   or
instrumentalities issued or guaranteed.

         These securities are backed by:


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



         (1) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

         (2) the credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities that may not always receive financial support from the U.S. government are:

                  (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

                  (ii)     Farmers Home Administration;

                  (iii)    Federal Home Loan Banks;

                  (iv)     Federal Home Loan Mortgage Corporation;

                  (v)      Federal National Mortgage Association; and

                  (vi)     Student Loan Marketing Association.

             GNMA Securities

             The Fund may invest in securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. government corporation, which guarantees the timely payment of principal and interest, but not premiums paid to purchase these instruments. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages.

     Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities,

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



GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

Mortgage-Backed and Asset-Backed Securities

             The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

             Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

             REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

             In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets, including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

             Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

             In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the Adviser considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

             The Fund may invest up to 33 1/3% of its total assets in when-issued securities, delayed-delivery and forward commitment transactions. The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. These transactions involve the purchase of debt obligations with delivery and payment normally to take place within a month or more after the date of commitment to purchase. The Fund will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment.


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



             Segregated accounts will be established with the custodian, and the Fund will maintain liquid assets in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

             Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

             The Fund uses when-issued, delayed-delivery and forward commitment transactions to secure what it considers to be an advantageous price and yield at the time of purchase. When the Fund engages in when-issued, delayed-delivery and forward commitment transactions, it relies on the buyer or seller, as the case may be, to consummate the sale. If the buyer or seller fails to complete the sale, then the Fund may miss the opportunity to obtain the security at a favorable price or yield.

             Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has deposited in a segregated account. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments.

Zero Coupon "Stripped" Bonds

             A zero coupon "stripped" bond represents ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Coupon zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

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



             In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

             For federal income tax purposes, a purchaser of principal zero coupon bonds or coupon zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and coupon zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.


INVESTMENT RESTRICTIONS AND GUIDELINES

Fundamental Policies

             The Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

             Diversification

             The Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

             Concentration

             The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), except that the Fund intends to invest more than 25% of its total assets in the utilities industry worldwide.

             Issuing Senior Securities

             Except as permitted under the 1940 Act, the Fund may not issue senior securities.

             Borrowing

             The Fund may not borrow money, except to the extent permitted by applicable law.

             Underwriting Securities Issued by Other Persons

             The Fund may not underwrite securities of other issuers, except insofar as the Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

             Real Estate

             The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by companies that invest in real estate.

             Commodities

             The Fund may not purchase or sell commodities or contracts on commodities, except to the extent that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

             Loans to Other Persons

             The Fund may not make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

Guidelines

             Unlike the Fundamental Policies above, to the extent permitted by law, the following guidelines may be changed by the Trust's Board of Trustees without shareholder approval. Unless otherwise stated, all references to the assets of a Fund are in terms of current market value.

             Diversification

             To remain classified as a diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

             Borrowings

             The Fund may borrow money from banks or enter into reverse repurchase agreements in an amount up to one third of its total assets. The Fund may also borrow an additional 5% of its total assets from banks or others. The Fund may borrow only as a temporary measure for extraordinary or emergency purposes. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. The Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. The Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

             Illiquid securities

             The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund may not dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

             Investment in other investment companies

             The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not: (1) own more than 3% of the outstanding voting stock of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

                             MANAGEMENT OF THE TRUST

             Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.



Name                                    Position                Principal Occupations for Last
                                        with Trust              Five Years

Laurence B. Ashkin                      Trustee                 Real estate developer and
(DOB:        2/2/28)                                            construction consultant; and
                                                                President of Centrum Equities
                                                                and Centrum Properties, Inc.
Charles A. Austin                       Trustee                 Investment Counselor to
III                                                             Appleton Partners, Inc.; and
(DOB: 10/23/34)                                                 former Managing Director,
                                                                Seaward Management Corporation
                                                                (investment advice)
K. Dun Gifford                          Trustee                 Trustee, Treasurer and
(DOB: 10/12/38)                                                 Chairman of the Finance
                                                                Committee,
                                                                Cambridge
                                                                College;
                                                                Chairman
                                                                Emeritus and
                                                                Director,
                                                                American
                                                                Institute of
                                                                Food  and  Wine;
                                                                Chairman and
                                                                President,
                                                                Oldways
                                                                Preservation and
                                                                Exchange   Trust
                                                                (education);
                                                                former  Chairman
                                                                of  the   Board,
                                                                Director,    and
                                                                Executive   Vice
                                                                President,   The
                                                                London   Harness
                                                                Company;  former
                                                                Managing    Part
                                                                ner,   Roscommon
                                                                Capital   Corp.;
                                                                former     Chief
                                                                Executive   Offi
                                                                cer,     Gifford
                                                                Gifts   of  Fine
                                                                Foods;       and
                                                                former Chairman,
                                                                Gifford,
                                                                Drescher       &
                                                                Associates
                                                                (environmental
                                                                consulting)


                                                        68




Name                                    Position                Principal Occupations for Last
                                        with Trust              Five Years
James S. Howell                         Chairman                Former Chairman of the
(DOB: 8/13/24)                          of the                  Distribution Foundation for
                                        Board of                the Carolinas; and former Vice
                                        Trustees                President of Lance Inc. (food
                                                                manufacturing)
Leroy Keith, Jr.                        Trustee                 Chairman of the Board and
(DOB: 2/14/39)                                                  Chief Executive Officer,
                                                                Carson Products Company;
                                                                Director of Phoenix Total
                                                                Return Fund and Equifax, Inc.;
                                                                Trustee of Phoenix Series
                                                                Fund, Phoenix Multi-Portfolio
                                                                Fund, and The Phoenix Big Edge
                                                                Series Fund; and former
                                                                President, Morehouse College
Gerald M. McDonnell                     Trustee                 Sales Representative with
(DOB: 7/14/39)                                                  Nucor-Yamoto, Inc. (steel
                                                                producer)
Thomas L. McVerry                       Trustee                 Former Vice President and
(DOB: 8/2/39)                                                   Director of Rexham
                                                                Corporation; and former
                                                                Director of Carolina
                                                                Cooperative Federal Credit
                                                                Union
William Walt Pettit                     Trustee                 Partner in the law firm of
(DOB: 8/26/55)                                                  William Walt Pettit, P.A.
David M. Richardson                     Trustee                 Vice Chair and former
(DOB: 9/14/41)                                                  Executive Vice President, DHR
                                                                International, Inc. (executive
                                                                recruitment); former Senior
                                                                Vice President, Boyden
                                                                International Inc. (executive
                                                                recruitment); and Director,
                                                                Commerce and Industry
                                                                Association of New Jersey, 411
                                                                International, Inc., and J&M
                                                                Cumming Paper Co.
Russell A. Salton,                      Trustee                 Medical Director, U.S. Health
III MD                                                          Care/Aeta Health Services;
(DOB: 6/2/47)                                                   former Managed Health Care
                                                                Consultant; and former
                                                                President, Primary Physician
                                                                Care


                                                        69




Name                                    Position                Principal Occupations for Last
                                        with Trust              Five Years
Michael S. Scofield                     Trustee                 Attorney, Law Offices of
(DOB: 2/20/43)                                                  Michael S. Scofield
Richard J. Shima                        Trustee                 Chairman, Environmental
(DOB: 8/11/39)                                                  Warranty, Inc. (insurance
                                                                agency);
                                                                Executive
                                                                Consultant,
                                                                Drake       Beam
                                                                Morin,      Inc.
                                                                (executive
                                                                outplacement);
                                                                Director      of
                                                                Connecticut
                                                                Natural      Gas
                                                                Corporation,
                                                                Hartford
                                                                Hospital,    Old
                                                                State      House
                                                                Association,
                                                                Middlesex Mutual
                                                                Assurance
                                                                Company,     and
                                                                Enhance
                                                                Financial
                                                                Services,  Inc.;
                                                                Chairman,  Board
                                                                of     Trustees,
                                                                Hartford
                                                                Graduate Center;
                                                                Trustee, Greater
                                                                Hartford   YMCA;
                                                                former Director,
                                                                Vice    Chairman
                                                                and        Chief
                                                                Investment
                                                                Officer,     The
                                                                Travelers
                                                                Corporation;
                                                                former  Trustee,
                                                                Kingswood-Oxford
                                                                School;      and
                                                                former  Managing
                                                                Director     and
                                                                Consultant,
                                                                Russell  Miller,
                                                                Inc.
William J. Tomko*                       President               Senior Vice President and
(DOB: 8/30/58)                          and                     Operations Executive, BISYS
                                        Treasurer               Fund Services
Nimish S. Bhatt*                        Vice                    Vice President, Tax, BISYS
(DOB: 6/6/63)                           President               Fund Services; former
                                        and                     Assistant Vice President,
                                        Assistant               Evergreen Asset Management
                                        Treasurer               Corp./First Union Bank; former
                                                                Senior Tax Consulting/Acting
                                                                Manager, Investment Companies
                                                                Group, Price Waterhouse LLP,
                                                                New York
Bryan Haft*                             Vice                    Team Leader, Fund
(DOB: 1/23/65)                          President               Administration, BISYS Fund
                                                                Services
D'Ray Moore*                            Secretary               Vice President, Client
(DOB: 3/30/59)                                                  Services, BISYS Fund Services


* Address: BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio
43219-8001.

             Listed below is the estimated Trustee compensation for calendar year 1998.


                               COMPENSATION TABLE

Name of Person,                             Aggregate                           Total
Position                                    Compensation                        Compensation
                                            From                                From Registrant
                                            Registrant                          and Fund Complex
                                                                                Paid to Trustees

Laurence B. Ashkin                          $7,109                              $  70,274
Charles A. Austin                           $6,729                              $  48,125
K. Dun Gifford                              $6,164                              $  44,309
James S. Howell                             $8,880                              $ 106,198
Leroy Keith Jr.                             $6,219                              $  44,709
Gerald M. McDonnell                         $8,409                              $  90,000
Thomas L. McVerry                           $8,241                              $  94,093
William Walt Pettit                         $7,969                              $  88,620
David M. Richardson                         $6,729                              $  48,125
Russell A. Salton, III                      $7,774                              $  90,012
Michael S. Scofield                         $7,808                              $  87,176
Richard J. Shima                            $6,854                              $  65,556



                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

     AnalyticoTSA  International,  Inc.  ("Analytic"),   located  at  25/28  Old
Burlington Street, London W1X 1LB, England, is the Adviser (the "Adviser") to the Fund.

             Pursuant to the advisory agreement (the "Advisory Agreement") between the Trust and the Adviser, and subject to the supervision of the Trust's Board of Trustees, the Adviser furnishes to the Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The Adviser pays for all of the expenses incurred in connection with the provision of its services.

             The Fund pays all charges and expenses, other than those specifically referred to as being borne by the Adviser, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and independent auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees (Trustees who are not interested persons of the Fund, as defined in the 1940 Act); (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) costs and expenses under the Distribution Plan; (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of such Fund and its shares with the Securities and Exchange Commission ("SEC") or under state or other securities laws; (11)
expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of such Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for such Fund and for the Independent Trustees of the Trust on matters relating to such Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of such Fund.

             The Fund pays the Adviser a fee for its services equal to 0.60% of average net assets. The Adviser, however, has voluntarily agreed to reduce its fee by 0.13%, resulting in a net advisory fee of 0.47%.

             Under the Advisory Agreement, any liability of the Adviser in connection with rendering services thereunder is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

             The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares (as defined in the 1940 Act). In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees (Trustees who are not interested persons of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the Fund's Distribution Plan or any agreement related thereto) cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

DISTRIBUTOR

     Evergreen Distributor, Inc. (the "Distributor") markets the Fund through broker-dealers and other financial representatives. Its address is 125 West 55th Street, New York, New York 10019.

DISTRIBUTION PLAN

             Rule 12b-1 under the 1940 Act permits mutual funds to use their assets to pay for distributing their shares. However, to take advantage of Rule 12b-1, the 1940 Act requires that mutual funds comply with various conditions, including adopting a distribution plan. The Fund has adopted a distribution plan for its Institutional Service shares (the "Plan") that permits the Fund to deduct up to 0.25% of the average net assets of the Institutional Service class to pay for shareholder services. The Board of Trustees, including a majority of the Independent Trustees, has approved the Plan.

             The National Association of Securities Dealers, Inc. ("NASD") limits the amount that a mutual fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1.00% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the distribution plan, plus interest at the prime rate plus 1.00% on such amounts remaining unpaid from time to time.

             The Independent Trustees or a majority of the outstanding voting shares of the Fund's Institutional Service Class may terminate the Plan.

     The Fund cannot change the Plan in a way that materially increases the distribution expenses of the Institutional Service Class without obtaining shareholder approval. Otherwise, the Trustees may amend the Plan.

             Management must report the amounts and purposes of expenditures under the Plan to the Independent Trustees quarterly.

             While the Institutional Service Distribution Plan is in effect, the Fund will be required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.

             The Independent Trustees of the Trust have determined that the Fund will benefit from the Institutional Service shares distribution plan.

ADDITIONAL SERVICE PROVIDERS

Administrator

             Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Fund with facilities, equipment and personnel and is entitled to receive a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds advised by subsidiaries of First Union Corporation for which EIS acts as administrator. EIS' fee is calculated in accordance with the following schedule: 0.050% on the first $7 billion; 0.0035% on the next $3 billion; 0.030% on the next $5 billion; 0.020% on the next $10 billion; 0.015% on the next $5 billion and 0.010% on assets in excess of $30 billion.

Transfer Agent

             Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Fund's transfer agent. The transfer agent issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Independent Auditors

             Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, audits the Fund's financial statements.

Custodian

     State Street Bank and Trust Company is the Fund's custodian. The bank keeps custody of the Fund's securities and cash and performs other related duties. The custodian's address is P.O. Box 9021, Boston, Massachusetts 02205-9827.

Legal Counsel

     Sullivan & Worcester LLP provides legal advice to the Fund. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.



                    BROKERAGE ALLOCATION AND OTHER PRACTICES


SELECTION OF BROKERS

             In effecting transactions in portfolio securities for the Fund, the Adviser seeks the best execution of orders at the most favorable prices. The Adviser determines whether a broker has provided the Fund with best execution and price in the execution of a securities transaction by evaluating, among other things, the broker's ability to execute large or potentially difficult transactions, and the financial strength and stability of the broker.

BROKERAGE COMMISSIONS

             The Fund expects to buy and sell its fixed-income securities through principal transactions, that is, directly from the issuer or from an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. Usually, when the Fund buys a security from an underwriter, the purchase price will include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

GENERAL BROKERAGE POLICIES

             The Adviser makes investment decisions for the Fund independently from those of its other clients. It may frequently develop, however, that the Adviser will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, the Adviser will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of the Fund's securities, the Fund believes that in other cases its ability to participate in volume transactions will produce better executions. In order to take advantage of the availability of lower purchase prices, the Fund may occasionally participate in group bidding for the direct purchase from an issuer of certain securities.

             The Board of Trustees periodically reviews the Fund's brokerage policy. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.


                               TRUST ORGANIZATION

FORM OF ORGANIZATION

             The Trust was formed as a Delaware business trust on September 18, 1997 (the "Declaration of Trust"). A copy of the Declaration of Trust is on file at the SEC as an exhibit to the Trust's Registration Statement, of which this statement of additional information is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

DESCRIPTION OF SHARES

             The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

VOTING RIGHTS

             Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to that share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

             After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.

LIMITATION OF TRUSTEES' LIABILITY

             The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.



                    PURCHASE, REDEMPTION AND PRICING OF FUND
                                     SHARES

EXCHANGES

             Investors may exchange shares of the Fund for shares of the same class of any other Evergreen "Select" fund, as described under Exchanges in the Fund's prospectus. Before you make an exchange, you should read the prospectus of the "Select" fund into which you wish to exchange. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

HOW THE FUND VALUES SHARES

How and When the Fund Calculates Its Net Asset Value Per Share ("NAV")

             The Fund computes its net asset value once daily on Monday through Friday, as described in the Prospectus. The Fund will not compute its net asset value on days on which there have been no purchases or sales of its shares. Also, the Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

             Each class of shares of the Fund calculates its net asset value per share by adding up its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding.

How the Fund Values Securities It Owns

             Current values for the Fund's portfolio securities are determined in the following manner:

             (1) securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred;

             (2) securities traded in the over-the-counter market, other than on NMS are valued at the mean of the bid and asked prices at the time of valuation;

             (3) short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value;

             (4) short-term investments maturing in sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

             (5) short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and

             (6) securities, including restricted securities, for which complete quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

SHAREHOLDER SERVICES

             As described in the prospectuses, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Fund will hold the returned distribution or redemption proceeds in a non-interest-bearing account in the shareholder's name until the shareholder updates the shareholder's address. Therefore, no interest will accrue on amounts represented by uncashed distribution or redemption checks



                              PRINCIPAL UNDERWRITER

     The Distributor is the principal underwriter for the Trust and with respect to each class of the Fund. The Trust has entered into a Principal Underwriting Agreement ( "Underwriting

Agreement") with the Distributor with respect to each class of the Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

             The  Distributor,  as agent,  has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

             All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and statement of additional information. All orders are subject to acceptance by the respective Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

             The Distributor has agreed that it will, in all respects, duly comply with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

             The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Independent Trustees, and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

             The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

             From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.



                           ADDITIONAL TAX INFORMATION

             The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RICs") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

             If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

             Upon a sale or exchange of Fund shares, a shareholder may realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Also, a shareholder must treat as long-term capital gains or losses any capital gains or losses on Fund shares held for more than one year. Capital gain on assets held for more than twelve months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a sixty-one day period beginning thirty days before and ending thirty days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt-interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.




                             ADDITIONAL INFORMATION

             Except as otherwise stated in its prospectuses or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectuses without shareholder approval, including the right to impose or change fees for services provided.

             No  dealer,  salesman  or other  person is  authorized  to give any information or to make any representation not contained in the Fund's prospectuses, statement of additional information or in supplemental sales literature issued by such Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

             The Fund's prospectuses and SAI omit certain information contained in its registration statement, which may be obtained for a fee from the SEC in Washington, D.C.

                                   APPENDIX A


                             CORPORATE BOND RATINGS

Standard & Poor's Ratings Group ("S&P") Corporate Bond Ratings

A.           Corporate Bond Ratings

             An S&P corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

             The ratings are based, in varying degrees, on the following considerations:

             a. Likelihood of default and capacity and willingness of the obligor to make timely payment of interest and repayment of principal in accordance with the terms of the obligation;

             b.   Nature of and provisions of the obligation; and

             c. Protection afforded by and relative position of the obligation in the event of bankruptcy reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

             PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

             A provisional rating is sometimes used by S&P. It assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

B.           Bond ratings are as follows:

             1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

             2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

             3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

             4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

             5. BB, B, CCC, CC and C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C.           Moody's Investors Service, Inc. ("Moody's") Corporate Bond Ratings

Moody's ratings are as follows:

             1. Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

             2. Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

             3. A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

             4. Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             5. Ba - Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

             6. B - Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

             Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

             Those municipal bonds in the Aa, A, and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, and Baa 1.





                            MONEY MARKET INSTRUMENTS

             Money market securities are instruments with remaining maturities of one year or less such as bank certificates of deposit, bankers' acceptances, commercial paper (including variable rate master demand notes), and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.


Commercial Paper

             Commercial paper will consist of issues rated at the time of purchase A-1, by S&P, or Prime-1 by Moody's or F-1 by Fitch IBCA, Inc. (Fitch); or, if not rated, will be issued by companies which have an outstanding debt issue rated at the time of purchase Aaa, Aa or A by Moody's, or AAA, AA or A by S&P, or will be determined by the Fund's investment adviser to be of comparable quality.

A.           S&P Ratings

             An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The top category is as follows:

             1. A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

             2. A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

B.           Moody's Ratings

             The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designation, judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

             1. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are deemed to have a superior capacity for repayment of short term promissory obligations. Repayment capacity of Prime-1 issuers is normally evidenced by the following characteristics:

             1)   leading market positions in well-established industries;

             2)   high rates of return on funds employed;

             3) conservative capitalization structures with moderate reliance on debt and ample asset protection;

             4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

             5) well established access to a range of financial markets and assured sources of alternate liquidity.

             In assigning ratings to issuers whose commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

EVERGREEN SELECT EQUITY TRUST

                              PART C
                        OTHER INFORMATION

ITEM 24.          FINANCIAL STATEMENTS AND EXHIBITS.

(a)      Not Applicable

(b)      Exhibits

         Unless otherwise indicated, each of the Exhibits listed below is filed herewith.


Exhibit
Number           Description                          Location
1                Declaration of Trust                 Incorporated by
                                                      reference to
                                                      Registrant's Pre-
                                                      Effective Amendment
                                                      No. 1 Filed on
                                                      November 17, 1997
2                By-laws                              Incorporated by
                                                      reference to
                                                      Registrant's Pre-
                                                      Effective Amendment
                                                      No. 1 Filed on
                                                      November 17, 1997
3                Not applicable
4                Provisions of instruments            Included as part of
                 defining the rights of holders of    Exhibits 1 and 2 of
                 the securities being registered      Registrant's Pre-
                 are contained in the Declaration     Effective No. 1 Filed
                 of Trust Articles II, V, VI,         on November 17, 1997
                 VIII, IX and By-laws Articles II
                 and VI
5(a)             Investment Advisory Agreement        Incorporated by
                 between the Registrant and First     reference to
                 Union National Bank                  Registrant's Post-
                                                      Effective Amendment No.
                                                      3 Filed on June 30,
                                                      1998

Exhibit
Number           Description                             Location

5(b)             Investment Advisory Agreement           Incorporated by
                 between the Registrant and              reference to
                 Keystone Investment Management          Registrant's Post-
                 Company                                 Effective Amendment No.
                                                         3 Filed on June 30,
                                                         1998


5(c)             Form of Investment Advisory             Form of Agreement filed
                 Agreement between the registrant        herein
                 and AnalyticoTSA International,
                 Inc.

6                Principal Underwriting Agreement        Incorporated by
                 between the Registrant and              reference to
                 Evergreen Distributor, Inc.             Registrant's Post-
                                                         Effective Amendment No.
                                                         3 Filed on June 30,
                                                         1998





7                Form of Deferred Compensation           Form of Plan,
                 Plan                                    incorporated by
                                                         reference to
                                                         Registrant's Pre-
                                                         Effective Amendment No.
                                                         1 Filed on November 17,
                                                         1997
8                Custodian Agreement between the         Incorporated by
                 Registrant and State Street Bank        reference to
                 and Trust Company                       Registrant's Post-
                                                         Effective Amendment No.
                                                         3 Filed on June 30,
                                                         1998
9(a)             Administration Services Agreement       Incorporated by
                 between the Registrant and              reference to
                 Evergreen Investment Services,          Registrant's Post-
                 Inc.                                    Effective Amendment No.
                                                         3 Filed on June 30,
                                                         1998

Exhibit
Number           Description                           Location
9(b)             Form of Transfer Agent Agreement      Incorporated by
                 between the Registrant and            reference to
                 Evergreen Service Company             Registrant's Post-
                                                       Effective Amendment No.
                                                       3 Filed on June 30,
                                                       1998
10               Opinion and Consent of Sullivan &     Incorporated by
                 Worcester LLP                         reference to
                                                       Registrant's Post-
                                                       Effective Amendment No.
                                                       1 Filed on December 12,
                                                       1997
11               Not applicable
12               Not applicable
13               Not applicable
14               Not applicable
15               12b-1 Distribution Plan for           Incorporated by
                 Institutional Service Shares          reference to
                                                       Registrant's Post-
                                                       Effective Amendment No.
                                                       3 Filed on June 30,
                                                       1998
16               Not applicable
17               Not applicable
18               Multiple Class Plan                   Form of Plan,
                                                       incorporated by
                                                       reference to
                                                       Registrant's Pre-
                                                       Effective Amendment No.
                                                       1 Filed on November 17,
                                                       1997
19               Powers of Attorney                    Incorporated by
                                                       reference to
                                                       Registrant's Post-
                                                       Effective Amendment No.
                                                       2 filed on June 8, 1998



ITEM 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                  REGISTRANT.

                  None

ITEM 26.          NUMBER OF HOLDERS OF SECURITIES (AS OF May 31, 1998).


                                                                     NUMBER OF
                                                                      RECORD
TITLE OF CLASS                                                     SHAREHOLDERS

Shares of Beneficial Interest without par value:
   Evergreen Select Limited Duration Fund
         Institutional Shares                                            2
         Institutional Service Shares                                    0
   Evergreen Select Fixed Income Fund
         Institutional Shares                                            2
         Institutional Service Shares                                   63
   Evergreen Select Income Plus Fund
     Institutional Shares                                                2
         Institutional Service Shares                                   60
   Evergreen Select Intermediate Tax Exempt
   Bond Fund
     Institutional Shares                                                2
         Institutional Service Shares                                   37
   Evergreen Select Core Bond Fund
         Institutional Shares                                            2
     Institutional Service Shares                                        2
     Charitable Shares                                                   2
   Evergreen Select Total Return Fund
         Institutional Shares                                            2
     Institutional Service Shares                                        0
   Evergreen Select International Bond Fund
         Institutional Shares                                            0
     Institutional Service Shares                                        0

   Evergreen Select Adjustable Rate Fund
     Institutional Shares                                                4
     Institutional Service Shares                                       54

ITEM 27.          INDEMNIFICATION.

         Provisions for the indemnification of the Registrant's Trustees and officers are contained in the Registrant's Declaration of Trust, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on November 17, 1997.

         Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on November
17, 1997.


ITEM 28.          BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISERS.

         (a) For the information required by this item with respect to AnalyticoTSA International, Inc., see the section entitled "Management of the Fund - Investment Adviser" in Part A.

         The Directors and principal executive officers of First Union National Bank are:


Edward E. Crutchfield, Jr.                    Chairman and Chief Executive
                                              Officer, First Union
                                              Corporation; Chief Executive
                                              Officer and Chairman, First
                                              Union National Bank
John R. Georgius                              Vice Chairman, First Union
                                              Corporation; Vice Chairman,
                                              First Union National Bank
Marion A. Cowell, Jr.                         Executive Vice President,
                                              Secretary & General Counsel,
                                              First Union Corporation;
                                              Secretary and Executive Vice
                                              President, First Union
                                              National Bank
Robert T. Atwood                              Executive Vice President and
                                              Chief Financial Officer, First
                                              Union Corporation; Chief
                                              Financial Officer and
                                              Executive Vice President


     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

         The information required by this item with respect to Keystone Investment Management Company is incorporated by reference to the Form ADV (File No. 801-5436) of Keystone
Investment Management Company.

     The information required by this item with respect to AnalyticoTSA International, Inc. is incorporated by reference to the Form ADV (File No. 801-42427) of AnalyticoTSA International, Inc.


ITEM 29.          PRINCIPAL UNDERWRITERS.

         Evergreen Distributor, Inc. The Director and principal executive officers are:


Director:              Lynn J. Mangum
Officers:              Lynn J. Mangum              Chairman/CEO
                       Robert J. McMullan          Executive Vice President/
                       J. David Huber              Treasurer President
                       Kevin J. Dell               Vice President/General
                                                   Counsel/Secretary
                       Mark J. Rybarczyk           Senior Vice President
                       Dennis Sheehan              Senior Vice President
                       D'Ray Moore                 Vice President
                       Dale Smith                  Vice President
                       Michael Burns               Vice President
                       Bruce Treff                 Assistant Secretary
                       Annamaria Procaro           Assistant Secretary



         Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

         Keystone Investment Management Company, Evergreen Investment Services, Inc. and Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034

         First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

         Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

         AnalyticoTSA International, Inc., 25/28 Old Burlington
         Street, London W1X 1LB, England

         Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts
         02720

         State Street Bank and Trust Company, 2 Heritage Drive,
         North Quincy, Massachusetts 02171


ITEM 31.          MANAGEMENT SERVICES.

         Not Applicable.


ITEM 32.          UNDERTAKINGS.

         Registrant   hereby  undertakes  to  furnish  each  person  to  whom  a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Columbus and State of Ohio, on the 27th day of July, 1998.



                                          EVERGREEN SELECT FIXED INCOME
                                          TRUST


                                          By: /s/ William J. Tomko
                                                   Name:  William J. Tomko
                                                   Title: President



         As required by the Securities Act of 1933, the following persons have signed this Registration Statement in the capacities indicated on the 27th day of July, 1998.




/s/William J. Tomko                           /s/Thomas L. McVerry*
William J. Tomko                              Thomas L. McVerry
President and Treasurer                       Trustee
(Principal Financial and
Accounting Officer


/s/Laurence B. Ashkin*                        /s/William Walt Pettit*
Laurence B. Ashkin                            William Walt Pettit
Trustee                                       Trustee

/s/Charles A. Austin III*                     /s/David M. Richardson*
Charles A. Austin III                         David M. Richardson
Trustee                                       Trustee

/s/K. Dun Gifford*                            /s/Russell A. Salton III*
K. Dun Gifford                                Russell A. Salton III
Trusteee                                      Trustee

/s/James S. Howell*                           /s/Michael S. Scofield*
James S. Howell                               Michael S. Scofield
Trustee                                       Trustee

/s/Leroy Keith, Jr.*                        /s/Richard J. Shima*
Leroy Keith, Jr.                            Richard J. Shima
Trustee                                     Trustee


/s/Gerald M. McDonnell*
Gerald M. McDonnell
Trustee


*By:/s/ William J. Tomko
    William J. Tomko
    Attorney-in-Fact


         William J. Tomko, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and included as Exhibit 19 to the Registration Statement on Form N-1A filed on June 8, 1998.

                                INDEX TO EXHIBITS

Exhibit
Number     Description
-------    -----------
  5(c)     Investment Advisory Agreement between
          Registrant and AnalyticoTSA International, Inc.

                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

         AGREEMENT made as of the 24th day of July 1998, by and between EVERGREEN SELECT FIXED INCOME TRUST, a Delaware business trust (the "Trust") and ANALYTIC.TSA INTERNATIONAL, INC (the "Adviser").

         WHEREAS, the Trust and the Adviser wish to enter into an Agreement setting forth the terms on which the Adviser will perform certain services for the Trust, its series of shares as listed on Schedule 1 to this Agreement and each series of shares subsequently issued by the Trust (each singly a "Fund" or collectively the "Funds").

         THEREFORE, in consideration of the promises and the mutual agreements hereinafter contained, the Trust and the Adviser agree as follows:

         1. (a) The Trust hereby employs the Adviser to manage and administer the operation of the Trust and each of its Funds, to supervise the provision of the services to the Trust and each of its Funds by others, and to manage the investment and reinvestment of the assets of each Fund of the Trust in conformity with such Fund's investment objectives and restrictions as may be set forth from time to time in the Fund's then current prospectus and statement of additional information, if any, and other governing documents, all subject to the supervision of the Board of Trustees of the Trust, for the period and on the terms set forth in this Agreement. The Adviser hereby accepts such employment and agrees during such period, at its own expense, to render the services and to assume the obligations set forth herein, for the compensation provided herein. The Adviser shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust.

         (b) In the event that the Trust establishes one or more Funds, in addition to the Funds listed on Schedule 1, for which it wishes the Adviser to perform services hereunder, it shall notify the Adviser in writing. If the Adviser is willing to render such services, it shall notify the Trust in writing and such Fund shall become a Fund hereunder and the compensation payable to the Adviser by the new Fund will be as agreed in writing at the time.

         2. The Adviser shall place all orders for the purchase and sale of portfolio securities for the account of each Fund with broker-dealers selected by the Adviser. In executing portfolio transactions and selecting broker-dealers, the Adviser will use its best efforts to seek best execution on behalf of each Fund. In assessing the best execution available for any transaction, the Adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any (all for the specific transaction and on a continuing basis). In evaluating the best execution available, and in selecting the broker-dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are used in Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act")) provided to a Fund and/or other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker-dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer viewed in terms of that particular transaction or in terms of all of the accounts over which investment discretion is so exercised.

         3. The Adviser, at its own expense, shall furnish to the Trust office space in the offices of the Adviser or in such other place as may be agreed upon by the parties from time to time, all necessary office facilities, equipment and personnel in connection with its services hereunder, and shall arrange, if desired by the Trust, for members of the Adviser's organization to serve without salaries from the Trust as officers or, as may be agreed from time to time, as agents of the Trust. The Adviser assumes and shall pay or reimburse the Trust for:

         (a) the compensation (if any) of the Trustees of the Trust who are affiliated with the Adviser or with its affiliates, or with any adviser retained by the Adviser, and of all officers of the Trust as such; and
         (b) all expenses of the Adviser incurred in connection with its services hereunder.

         The Trust assumes and shall pay all other expenses of the Trust and its Funds, including, without limitation:

         (a) all charges and expenses of any custodian or depository appointed by the Trust for the safekeeping of the cash, securities and other property of any of its Funds;
         (b) all charges and expenses for bookkeeping and auditors;
         (c) all charges and expenses of any transfer agents and registrars appointed by the Trust;
         (d) all fees of all Trustees of the Trust who are not affiliated with the Adviser or any of its affiliates, or with any adviser retained by the Adviser;
         (e) all brokers' fees, expenses, and commissions and issue and transfer taxes chargeable to a Fund in connection with transactions involving securities and other property to which the Fund is a party;
         (f) all costs and expenses of distribution of shares of its Funds incurred pursuant to Plans of Distribution adopted under Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act");
         (g) all taxes and trust fees payable by the Trust or its Funds to Federal, state, or other governmental agencies;
         (h) all costs of certificates representing shares of the Trust or its Funds; (i) all fees and expenses involved in registering and maintaining registrations of the
Trust, its Funds and of their shares with the Securities and Exchange Commission (the "Commission") and registering or qualifying the Funds' shares under state or other securities laws, including, without limitation, the preparation and printing of registration statements, prospectuses, and statements of additional information for filing with the Commission and other authorities;
         (j) expenses of preparing, printing, and mailing prospectuses and statements of additional information to shareholders of each Fund of the Trust;

         (k) all expenses of shareholders' and Trustees' meetings and of preparing, printing, and mailing notices, reports, and proxy materials to shareholders of the Funds;
         (l) all charges and expenses of legal counsel for the Trust and its Funds and for Trustees of the Trust in connection with legal matters relating to the Trust and its Funds, including, without limitation, legal services rendered in connection with the Trust and its Funds' existence, trust, and financial structure and relations with its shareholders, registrations and qualifications of securities under Federal, state, and other laws, issues of securities, expenses which the Trust and its Funds have herein assumed, whether customary or not, and extraordinary matters, including, without limitation, any litigation involving the Trust and its Funds, its Trustees, officers, employees, or agents;
         (m) all charges and expenses of filing annual and other reports with the Commission and other authorities; and
         (n) all extraordinary expenses and charges of the Trust and its Funds.

         In the event that the Adviser provides any of these services or pays any of these expenses, the Trust and any affected Fund will promptly reimburse the Adviser therefor.

         The services of the Adviser to the Trust and its Funds hereunder are not to be deemed exclusive, and the Adviser shall be free to render similar services to others.

         4. As compensation for the Adviser's services to the Trust with respect to each Fund during the period of this Agreement, the Trust will pay to the Adviser a fee at the annual rate set forth on Schedule 2 for such Fund.

         The Adviser's fee is computed as of the close of business on each business day.

         A pro rata portion of the Trust's fee with respect to a Fund shall be payable in arrears at the end of each day or calendar month as the Adviser may from time to time specify to the Trust. If and when this Agreement terminates, any compensation payable hereunder for the period ending with the date of such termination shall be payable upon such termination.
Amounts payable hereunder shall be promptly paid when due.

         5. The Adviser may enter into an agreement to retain, at its own expense, a firm or firms ("SubAdviser") to provide the Trust with respect to all or any of its Funds all of the services to be provided by the Adviser hereunder, if such agreement is approved as required by law. Such agreement may delegate to such SubAdviser all of Adviser's rights, obligations, and duties hereunder.

         6. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any of its Funds in connection with the performance of this Agreement, except a loss resulting from the Adviser's willful misfeasance, bad faith, gross negligence, or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, Director, partner, employee, or agent of the Adviser, who may be or become an officer, Trustee, employee, or agent of the Trust, shall be deemed, when rendering services to the Trust or any of its Funds or acting on any business of the Trust or any of its Funds (other than services or business in connection with the Adviser's duties hereunder), to be rendering such services to or acting solely for the

Trust or any of its Funds and not as an officer, Director, partner, employee, or agent or one under the control or direction of the Adviser even though paid by it.

         7. The Trust shall cause the books and accounts of each of its Funds to be audited at least once each year by a reputable independent public accountant or organization of public accountant or organization of public accountants who shall render a report to the Trust.

         8. Subject to and in accordance with the Declaration of Trust of the Trust, the governing documents of the Adviser and the governing documents of any SubAdviser, it is understood that Trustees, Directors, officers, agents and shareholders of the Trust or any Adviser are or may be interested in the Adviser (or any successor thereof) as Directors and officers of the Adviser or its affiliates, as stockholders of First Union Corporation or otherwise; that Directors, officers and agents of the Adviser and its affiliates or stockholders of First Union Corporation are or may be interested in the Trust or any Adviser as Trustees, Directors, officers, shareholders or otherwise; that the Adviser (or any such successor) is or may be interested in the Trust or any SubAdviser as shareholder, or otherwise; and that the effect of any such adverse interests shall be governed by the Declaration of Trust of the Trust, governing documents of the Adviser and governing documents of any SubAdviser.

         9. This Agreement shall continue in effect for two years from the date set forth above and after such date (a) such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Trust, and (b) such renewal has been approved by the vote of the majority of Trustees of the Trust who are not interested persons, as that term is defined in the 1940 Act, of the Adviser or of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

         10. On sixty days' written notice to the Adviser, this Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of any Fund with respect to that Fund; and on sixty days' written notice to the Trust, this Agreement may be terminated at any time without the payment of any penalty by the Adviser with respect to a Fund. This Agreement shall automatically terminate upon its assignment (as that term is defined in the 1940 Act). Any notice under this Agreement shall be given in writing, addressed and delivered, or mailed postage prepaid, to the other party at the main office of such party.

         11. This Agreement may be amended at any time by an instrument in writing executed by both parties hereto or their respective successors, provided that with regard to amendments of substance such execution by the Trust shall have been first approved by the vote of the holders of a majority of the outstanding voting securities of the affected Funds and by the vote of a majority of Trustees of the Trust who are not interested persons (as that term is defined in the 1940 Act) of the Adviser, any predecessor of the Adviser, or of the Trust, cast in person at a meeting called for the purpose of voting on such approval. A "majority of the outstanding voting securities" of the Trust or the affected Funds shall have, for all purposes of this Agreement, the meaning provided therefor in the 1940 Act.

         12. Any compensation payable to the Adviser hereunder for any period other than a full year shall be proportionately adjusted.

         13. The provisions of this Agreement shall be governed, construed, and enforced in accordance with the laws of the State of Delaware.

         IN WITNESS WHEREOF, the parties hereto have duly executed this Agreement as of the day and year first above written.


                                            EVERGREEN SELECT FIXED INCOME TRUST



                                            By:
                                            Name:
                                            Title:


                                            ANALYTIC.TSA INTERNATIONAL, INC.



                                            By:
                                            Name:
                                            Title:

                                   Schedule 1


                    Evergreen Select International Bond Fund

                                   Schedule 2

          As compensation for the Adviser's services to the Fund during the period of this Agreement, the Fund will pay to the Adviser a fee at the annual rate of:

                    Evergreen Select International Bond Fund

                              0.60 of 1% of the Daily Net Assets of the Fund